Long-Term Debt - Deferred Financing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Financing Activity [Roll Forward]
Beginning balance	$ 34,423	$ 38,766
Additions	4,956	10,275
Early Extinguishment	(1,395)	(4,207)
Amortized	(9,823)	(10,411)
Ending balance	28,161	34,423	$ 38,766
Senior Notes
Deferred Financing Activity [Roll Forward]
Early Extinguishment			(4,667)
Senior Notes | 8.75% Senior Notes Due 2020
Deferred Financing Activity [Roll Forward]
Beginning balance	5,380	11,209
Additions	0	0
Early Extinguishment	(1,395)	(2,330)
Amortized	(2,264)	(3,499)
Ending balance	1,721	5,380	11,209
Senior Notes | 8.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	602	752
Additions	0	0
Early Extinguishment	0	0
Amortized	(151)	(150)
Ending balance	451	602	752
Senior Notes | 7.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Beginning balance	12,799	16,067
Additions	0	0
Early Extinguishment	0	0
Amortized	(3,267)	(3,268)
Ending balance	9,532	12,799	16,067
Senior Notes | 7.625% Senior Notes Due 2023
Deferred Financing Activity [Roll Forward]
Beginning balance	3,922	4,762
Additions	0	0
Early Extinguishment	0	0
Amortized	(841)	(840)
Ending balance	3,081	3,922	4,762
Senior Notes | 8.500% Senior Secured Notes Due 2024
Deferred Financing Activity [Roll Forward]
Beginning balance	0
Additions	4,956
Early Extinguishment	0
Amortized	(525)
Ending balance	4,431	0
Senior Notes | 6.375% Senior Secured Notes Due 2019
Deferred Financing Activity [Roll Forward]
Beginning balance	0	2,877
Additions		0
Early Extinguishment		(1,877)
Amortized		(1,000)
Ending balance		0	2,877
Term Loan | September 2018 Issuance
Deferred Financing Activity [Roll Forward]
Beginning balance	9,662	0
Additions	0	10,275
Early Extinguishment	0	0
Amortized	(1,840)	(613)
Ending balance	7,822	9,662	0
Revolving Credit Facility | Line of Credit
Deferred Financing Activity [Roll Forward]
Beginning balance	2,058	3,099
Additions	0	0
Early Extinguishment	0	0
Amortized	(935)	(1,041)
Ending balance	$ 1,123	$ 2,058	$ 3,099